License Agreements (Narrative) (Details) - USD ($)		1 Months Ended						9 Months Ended		12 Months Ended
	Sep. 23, 2014	Jul. 31, 2011	Apr. 30, 2011	Feb. 28, 2011	Jun. 30, 2009	Apr. 30, 2009	Jul. 31, 2008	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	May. 30, 2017	Dec. 31, 2011	Dec. 19, 2011	Sep. 08, 2010	Jun. 26, 2009
Additional consideration						$ 12,500
Minimum royalty payment for first three years, per year																$ 10,000
Minimum royalty payment for remainer life of agreement, per year																$ 20,000
Milestone payment												$ 250,000
Option fees															$ 2,000
Exercise of stock options		$ 10,000							$ 37,719	$ 37,936	$ 54,042
Unpaid License Fees													$ 160,000
Annual interest on outstanding balance										18.00%
University [Member]
Percentage of all issued and outstanding stock to be issued with license agreement					5.00%	2.50%	10.00%
Not for profit corporation fee one [Member]
License Costs			$ 5,000
Not for profit corporation fee two [Member]
License Costs			$ 50,000
License Agreement ("143") [Member]
Reimbursement of for past patent fees				$ 50,000
License Agreement ("143") [Member] | Patent [Member]
License Costs				14,158
License Agreement ("J110") [Member]
Reimbursement of for past patent fees				10,000
License Agreement ("J110") [Member] | Patent [Member]
License Costs				1,055
License agreement ("SS114A") [Member]
Reimbursement of for past patent fees				$ 37,381
License Agreement For Multiple Myeloma [Member]
License Costs	$ 5,000
Maintenance fee	3,000
License Agreement For Multiple Myeloma [Member] | Maximum [Member]
Maintenance fee	$ 30,000
Heat Biologics I, Inc [Member]
Unpaid License Fees														$ 102,784
Heat Biologics I, Inc [Member] | Not for profit corporation fee two [Member]
Percentage of issued and outstanding stock owned					7.50%